Leases and Capacity Purchase Agreements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Non Aircraft rent expense	$ 1,300.0		$ 1,300.0	$ 839.0
Regional capacity purchase expense	2,470		2,403	1,812
Regional Aircraft
Operating Leased Assets [Line Items]
Regional capacity purchase expense	463		498	411
Tax-exempt special facilities revenue bonds
Operating Leased Assets [Line Items]
Operating leases obligations	1,700
10% increase or decrease in scheduled block hours | Capacity Purchase Agreements
Operating Leased Assets [Line Items]
Scheduled block hours increase (decrease) percentage	10.00%
Change in cash obligation	148
Cash obligation increase (decrease) percentage	8.20%
Variable Interest Entity, Not Primary Beneficiary | Tax-exempt special facilities revenue bonds
Operating Leased Assets [Line Items]
Operating leases obligations	1,700
Minimum
Operating Leased Assets [Line Items]
Lease Fair Value Adjustment, Remaining Lease Term	1 year
Projected inflation rate	1.50%
Maximum
Operating Leased Assets [Line Items]
Lease Fair Value Adjustment, Remaining Lease Term	12 years
Projected inflation rate	2.20%
Aircraft Operating Leases
Operating Leased Assets [Line Items]
Operating lease extended expiration year	2032
Operating leases obligations	$ 7,519	[1]
Aircraft Operating Leases | Minimum
Operating Leased Assets [Line Items]
Operating lease term	1 year
Operating lease expiration date, in years	2013
Aircraft Operating Leases | Maximum
Operating Leased Assets [Line Items]
Operating lease term	26 years
Operating lease expiration date, in years	2024

[1]	The operating lease payments presented above include future payments of $130 million related to nonoperating aircraft as of December 31, 2012. United has 25 nonoperating aircraft subject to leases.